FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2024
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
Brookfield Renewable’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income is comprised of the following:

(MILLIONS)	Notes	2024	2023	2022
Foreign currency translation on
Property, plant and equipment, at fair value	13	$(3,354)	$2,798	$(2,011)
Goodwill	18	(121)	150	(131)
Borrowings	14	1,470	(818)	975
Deferred income tax liabilities and assets	12	525	(698)	526
Other assets and liabilities		(93)	(115)	(6)
		$(1,573)	$1,317	$(647)